Subsequent events (Details Narrative)			1 Months Ended	12 Months Ended
	Mar. 15, 2018 USD ($) shares	Jan. 12, 2018 USD ($)	Jan. 23, 2018 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Deposit				$ 110,813
Subsequent events [Member]
Disclosure of transactions between related parties [line items]
Deposit				110,813
David Watkinson [Member]
Disclosure of transactions between related parties [line items]
Proceeds from related party debt					$ 6,000
Monthly interest rate					1.00%
David Watkinson [Member] | Promissory note [Member]
Disclosure of transactions between related parties [line items]
Proceeds from related party debt				$ 25,000
Monthly interest rate				1.00%
Annually interest rate				12.00%
David Watkinson [Member] | Subsequent events [Member] | Promissory note [Member]
Disclosure of transactions between related parties [line items]
Proceeds from related party debt		$ 25,000
Monthly interest rate		1.00%
Annually interest rate		12.00%
Nevada Sunrise Gold Corporation [Member] | Subsequent events [Member]
Disclosure of transactions between related parties [line items]
Equity exchange interests of acquirer			51.00%
Acquisition for common shares issued | shares			2,500,000
Acquisition for consideration payment			$ 282,000
Additional equity interest acquirer			29.00%
Additional acquisition common shares issued | shares			2,500,000
Payments for exploration expenditure			$ 2,750,000
Borrowings, acquirer maturity period			3 years
Buckskin Rawhide West Property [Member] | Subsequent events [Member]
Disclosure of transactions between related parties [line items]
Final acquisition common shares issued | shares	214,286
Royalty payments	$ 1,000,000
NSR royalty, description	The entire NSR royalty can be purchased for USD$1 million at any time (less any previous royalty payments already made).
Koegel Rawhide Property [Member] | Subsequent events [Member]
Disclosure of transactions between related parties [line items]
Final acquisition common shares issued | shares	214,286
Royalty payments	$ 1,000,000
NSR royalty, description	The entire NSR royalty can be purchased for USD$1 million at any time (less any previous royalty payments already made).